JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 99.0%
Aerospace & Defense — 1.4%
Maxar Technologies, Inc.	82	3,242

Auto Components — 1.6%
Visteon Corp. *	35	3,776

Banks — 9.7%
Amalgamated Financial Corp.	228	4,105
Customers Bancorp, Inc. *	67	3,492
Hilltop Holdings, Inc.	89	2,605
Signature Bank	11	3,284
Synovus Financial Corp.	83	4,055
Zions Bancorp NA	85	5,583

		23,124

Biotechnology — 4.9%
Fate Therapeutics, Inc. *	45	1,743
Halozyme Therapeutics, Inc. *	118	4,706
Natera, Inc. *	33	1,339
Sarepta Therapeutics, Inc. *	50	3,895

		11,683

Building Products — 3.7%
AAON, Inc.	81	4,530
Advanced Drainage Systems, Inc.	15	1,764
AZEK Co., Inc. (The) *	97	2,409

		8,703

Capital Markets — 1.1%
Federated Hermes, Inc.	77	2,628

Chemicals — 1.3%
Avient Corp.	61	2,913
Zymergen, Inc. * (a)	54	156

		3,069

Commercial Services & Supplies — 5.1%
ABM Industries, Inc.	34	1,568
Interface, Inc.	182	2,474
MillerKnoll, Inc.	125	4,320
Tetra Tech, Inc.	23	3,781

		12,143

Diversified Consumer Services — 1.2%
Coursera, Inc. *	129	2,977

Electric Utilities — 2.0%
Portland General Electric Co.	87	4,809

Electrical Equipment — 1.3%
Acuity Brands, Inc.	7	1,325
Bloom Energy Corp., Class A * (a)	32	768
Fluence Energy, Inc. * (a)	25	327
FuelCell Energy, Inc. * (a)	108	622

		3,042

Electronic Equipment, Instruments & Components — 2.4%
Badger Meter, Inc.	29	2,849
Itron, Inc. *	53	2,808

		5,657

Equity Real Estate Investment Trusts (REITs) — 7.1%
Alexander & Baldwin, Inc.	125	2,888
Hudson Pacific Properties, Inc.	48	1,342
Kilroy Realty Corp.	48	3,651
Paramount Group, Inc.	293	3,192
Rayonier, Inc.	74	3,047
Rexford Industrial Realty, Inc.	38	2,842

		16,962

Food & Staples Retailing — 2.4%
Sprouts Farmers Market, Inc. * (a)	91	2,917
United Natural Foods, Inc. *	66	2,715

		5,632

Food Products — 3.0%
AppHarvest, Inc. * (a)	112	602
Darling Ingredients, Inc. *	73	5,888
Vital Farms, Inc. * (a)	61	749

		7,239

Health Care Equipment & Supplies — 1.2%
Shockwave Medical, Inc. *	14	2,945

Health Care Providers & Services — 6.1%
AMN Healthcare Services, Inc. *	40	4,218
Encompass Health Corp.	52	3,662
HealthEquity, Inc. *	63	4,272
Progyny, Inc. *	46	2,381

		14,533

Health Care Technology — 2.3%
Allscripts Healthcare Solutions, Inc. *	128	2,892
Schrodinger, Inc. *	79	2,680

		5,572

Household Durables — 2.8%
KB Home	103	3,346
Sonos, Inc. *	119	3,351

		6,697

Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc. *	19	435

Insurance — 1.9%
CNO Financial Group, Inc.	170	4,267
Lemonade, Inc. * (a)	6	160

		4,427

Interactive Media & Services — 2.3%
Bumble, Inc., Class A *	96	2,781
Yelp, Inc. *	77	2,632

		5,413

Internet & Direct Marketing Retail — 0.3%
ThredUp, Inc., Class A * (a)	90	694

IT Services — 0.0%(b)
BM Technologies, Inc. * (a)	4	34

Life Sciences Tools & Services — 0.4%
Singular Genomics Systems, Inc. *	137	863

Machinery — 2.4%
AGCO Corp.	20	2,979
Lindsay Corp.	17	2,661

		5,640

Metals & Mining — 3.5%
Constellium SE *	200	3,602
Schnitzer Steel Industries, Inc., Class A	89	4,641

		8,243

JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	97	4,592

Oil, Gas & Consumable Fuels — 1.6%
Clean Energy Fuels Corp. * (a)	235	1,868
Renewable Energy Group, Inc. *	33	2,029

		3,897

Personal Products — 0.2%
Honest Co., Inc. (The) *	106	551

Professional Services — 3.1%
Huron Consulting Group, Inc. *	83	3,811
ICF International, Inc.	39	3,679

		7,490

Real Estate Management & Development — 1.5%
Cushman & Wakefield plc *	170	3,486

Semiconductors & Semiconductor Equipment — 4.0%
Azenta, Inc.	18	1,457
Power Integrations, Inc.	31	2,889
SunPower Corp. * (a)	160	3,431
Wolfspeed, Inc. * (a)	16	1,799

		9,576

Software — 4.0%
Everbridge, Inc. *	21	911
NCR Corp. *	89	3,581
Q2 Holdings, Inc. *	56	3,431
Workiva, Inc. *	14	1,652

		9,575

Specialty Retail — 0.8%
Warby Parker, Inc., Class A * (a)	55	1,870

Textiles, Apparel & Luxury Goods — 5.5%
Allbirds, Inc., Class A *	144	864
Columbia Sportswear Co.	28	2,578
Deckers Outdoor Corp. *	13	3,475
Kontoor Brands, Inc.	76	3,124
Unifi, Inc. *	175	3,165

		13,206

Trading Companies & Distributors — 2.9%
WESCO International, Inc. *	53	6,889

Water Utilities — 1.9%
American States Water Co.	51	4,540

TOTAL COMMON STOCKS (Cost $256,794)		235,854

	No. of Rights (000)
RIGHTS — 0.0%(b)
Biotechnology — 0.0% (b)
Contra Aduro Biotech I * ‡ (Cost $128)	43	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 5.7%
INVESTMENT COMPANIES — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (d) (e) (Cost $3,281)	3,281	3,281

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (d) (e)	8,096	8,090
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (d) (e)	2,143	2,143

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $10,234)		10,233

TOTAL SHORT-TERM INVESTMENTS (Cost $13,515)		13,514

Total Investments — 104.7% (Cost $270,437)		249,368
Liabilities in Excess of Other Assets — (4.7)%		(11,186)

Net Assets — 100.0%		238,182

Percentages indicated are based on net assets.

JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $9,667.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$235,854	$—	$—		$235,854
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	3,281	—	—		3,281
Investment of Cash Collateral from Securities Loaned	10,233	—	—		10,233

Total Short-Term Investments	13,514	—	—		13,514

Total Investments in Securities	$249,368	$—	$—	(a)	$249,368

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$3,128	$57,825	$57,672	$— (c)	$—	(c)	$3,281	3,281	$2	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	37,097	98,000	127,000	(8)	1		8,090	8,096	10	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	5,704	58,995	62,556	—	—		2,143	2,143	1	—

Total	$45,929	$214,820	$247,228	$(8)	$1		$13,514		$13	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.